Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	118,434.31
Total Transaction Valuation	857,598,168
Total Offset Amount	0
Net Fee	$ 118,434.31